As filed with the Securities and Exchange Commission on February 10, 2005
                                                     Registration Nos. 033-05033
                                                                       811-04642
================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                                    ----------
                                    FORM N-1A

REGISTRATION STATEMENT UNDER  THE SECURITIES ACT OF 1933

       PRE-EFFECTIVE AMENDMENT NO.                                           [ ]
       POST-EFFECTIVE AMENDMENT NO. 48                                       [X]
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
       AMENDMENT NO. 50                                                      [X]

                        (CHECK APPROPRIATE BOX OR BOXES)

                                    ----------

                          THE PHOENIX EDGE SERIES FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                    ----------

               101 MUNSON STREET, GREENFIELD, MASSACHUSETTS 01301
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                          VARIABLE PRODUCTS OPERATIONS
                         PHOENIX LIFE INSURANCE COMPANY
                                  800/541-0171
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                    ----------

                              JOHN R. FLORES, ESQ.
                         PHOENIX LIFE INSURANCE COMPANY
                                ONE AMERICAN ROW
                             HARTFORD, CT 06102-5056
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    ----------


          Approximate Date of Proposed Public Offering:

          It is proposed that this filing will become effective (check appropriate box):
          [ ]  immediately upon filing pursuant to paragraph (b)
          [ ]  on ( ) pursuant to paragraph (b), or
          [ ]  60 days after filing pursuant to paragraph (a)(1)
          [ ]  on ( ) pursuant to paragraph (a)(1)
          [ ]  75 days after filing pursuant to paragraph (a)(2)
          [X]  on May 1, 2005 pursuant to paragraph (a)(2) of Rule 485

          If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

   PARTS A, B AND C OF REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 47 UNDER THE SECURITIES ACT OF 1933, FILED ON APRIL 30, 2004 ARE INCORPORATED BY REFERENCE
       HEREIN AND THIS POST-EFFECTIVE AMENDMENT IS BEING FILED SOLELY TO
            REFLECT NEW DISCLOSURE LANGUAGE PURSUANT TO RULE 485(a).

PROSPECTUS
----------

Replace the sections titled, "Disruptive Trading and Market Timing," and "Net Asset Value" with the following:

DETERMINING SHARE PRICE

Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities. Short-term investments having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. As required, some securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees. Other assets, such as accrued interest, accrued dividends and cash are also included in determining a series' net asset value.

Liabilities: Accrued liabilities for series specific expenses (if any) and other liabilities are deducted from the assets of each series. Accrued expenses and liabilities that are not series specific are allocated to each series in proportion to each series' net assets except where an alternative allocation can be more appropriately made.

Net Asset Value: The liabilities are deducted from the assets of the applicable series. The resulting amount for the series is then divided by the number of shares outstanding of that series to produce the net asset value per share.

The net asset value per share of each class of each fund is determined as of the close of trading (normally 4:00 PM eastern time) on days when the New York Stock Exchange (the "NYSE") is open for trading. A series will not calculate its net asset values per share on days when the NYSE is closed for trading. If a series holds securities that are traded on foreign exchanges that trade on weekends or other holidays when the series do not price their shares, the net asset value of the series' shares may change on days when shareholders will not be able to purchase or redeem the series' shares.

FAIR VALUATION

If market quotations are not readily available or where available prices are not reliable, the series determine a "fair value" for an investment according to rules and procedures approved by the Trustees. The types of assets for which such pricing might be required include; (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; and (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source, does not, in the opinion of the advisor/subadvisor, reflect the security's market value; (vii) foreign securities subject to trading collars for which none or limited trading takes place; and (viii) securities where the market quotations are not readily available as a result of "significant" events. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.

The value of any portfolio security held by a series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security's "fair value" on the valuation date (i.e., the amount that the series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iii) price quotes from dealers and/or pricing services;
(iv) an analysis of the company's financial statements; (v) recent news about the security or issuer; (vi) changes in interest rates; (vii) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (viii) whether two or more dealers with whom the advisor regularly effects trades are willing to purchase or sell the security at comparable prices; (ix) other news events or relevant matters; and (x) government (domestic or foreign) actions or pronouncements.

Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

The value of a security, as determined using the series' fair valuation procedures, may not reflect such security's market value..

A description of the series' policies and procedures with respect to the disclosure of the series' portfolio securities is also available in the Statement of Additional Information.

DISRUPTIVE TRADING AND MARKET TIMING

These series are not suitable for market timers and market timers are discouraged from becoming investors. The series offer shares to the Separate Accounts. The Separate Accounts are divided into subaccounts, each of which invests solely in a single investment portfolio of a series. Your ability to make transfers among the subaccounts is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract or policy owners.

Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading ("Disruptive Trading") which can have harmful effects for other contract or policy owners. These risks and harmful effects include:

[diamond]   dilution of the interests of long-term investors, if market timers or others transfer into a series at prices that are below the true value or exchange out of a series at prices that are higher than the true value;

[diamond]   an adverse effect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the series to maintain a higher level of cash than would otherwise be the case, or causing the series to liquidate investments prematurely; and

[diamond]   increased brokerage and administrative expenses.

In order to attempt to protect our contract and policy owners from Disruptive Trading, the funds' Board of Trustees has adopted market timing policies and procedures designed to discourage Disruptive Trading. The Board has adopted these policies and procedures as a preventive measure to protect all contract and policy owners from the potential effects of Disruptive Trading, while also abiding by any rights that contract and policy owners may have to make transfers and provide reasonable and convenient methods of making transfers that do not have the potential to harm other contract or policy owners.

Excessive trading activity is measured by the number of roundtrip transactions in a subaccount. A roundtrip transaction is one where a contract or policy owner makes multiple, separate transfers, starting and ending with a given subaccount. Contract and policy owners are limited to one roundtrip transaction within any rolling 30-day period. Roundtrip transactions are counted at the client level. In considering a client's trading activity, we may consider, among other factors, the client's trading history in all subaccounts for all contracts and policies under common ownership. We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing, or other similar programs when applying our market timing policy.

Subaccounts holding shares for at least 30 days following investment will ordinarily be in compliance with the series' policies regarding excessive trading. The series may, however, take action if activity is deemed disruptive even if shares are held longer than 30 days, such as a request for a transaction of an unusually large size. The size of the series and the size of the requested transaction may be considered when determining whether or not the transaction would be disruptive.

Under our market timing policy, we may modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the policy, we may (but are not obligated to):

[diamond]   limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond]   restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

[diamond]   require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond]   impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond]   impose other limitations or restrictions.

Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a contract or policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a weekly basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. If a contract policy owner's transfer request exceeds the transfer parameters, we may send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the contract or policy owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify contract or policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

We have adopted these policies and procedures as a preventative measure to protect all contract or policy owners from the potential affects of Disruptive Trading, while also abiding by any rights that owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other contract or policy owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). We cannot guarantee that revoking or limiting a contract or policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

--------------------------------------------------------------------------------

SAI
---

1. Delete Disruptive Trading and Market Timing Language - has been moved to the prospectus

2. Insert the following new paragraph after the second paragraph in the section titled, "Brokerage Allocation"

The Fund has implemented, and the Board of Trustees has approved, policies and procedures reasonably designed to prevent (i) the Advisor's personnel responsible for the selection of broker-dealers to effect fund portfolio securities transactions from taking into account, in making those decisions, broker-dealer's promotion or sales efforts, and (ii) the Funds, their Advisor, and Distributor from entering into any agreement or other understanding under which the Funds direct brokerage transactions or revenue generated by those transactions to a broker-dealer to pay for distribution of fund shares. These policies and procedures are designed to prevent the Funds from entering into informal arrangements to direct portfolio securities transactions to a particular broker.

3. Insert the following new section after the section titled, "Brokerage Allocation"

DISCLOSURE OF FUND HOLDINGS

The Trustees of The Phoenix Edge Series Fund have adopted policies with respect to the disclosure of the series' portfolio holdings by the series, issuing companies or the investment advisors. These policies provide that the series' portfolio holdings information generally may not be disclosed to any party prior to the information becoming public. Certain limited exceptions are described below. Additionally, the series' policies prohibit the advisors and the series' other service providers from entering into any agreement to disclose series portfolio holdings in exchange for any form of compensation or consideration. These policies apply to disclosures to all categories of persons, including individual investors, institutional investors, intermediaries who sell shares of the series, third parties providing services to the series (accounting agent, print vendors, etc.), rating and ranking organizations (Lipper, Morningstar, etc.) and affiliated persons of the series.

The Board of Trustees has delegated to the Holdings Disclosure Committee (the "HDC") the authority to make decisions regarding requests for information on portfolio holdings prior to public disclosure. The HDC will authorize the disclosure of portfolio holdings only if it determines such disclosure to be in the best interests of series' shareholders. The HDC is composed of the series' Compliance Officer, and officers of the series' advisors and principal underwriter representing the areas of portfolio management, fund control, institutional marketing, retail marketing, and distribution.

The series' Compliance Officer is responsible for monitoring the series' compliance with these policies and for providing regular reports (at least quarterly) to the Board of Trustees regarding their compliance, including information with respect to any potential conflicts of interest between the interests of series shareholders and those of the advisors identified during the reporting period and how such conflicts were resolved.

PUBLIC DISCLOSURES

In accordance with rules established by the SEC, each series sends semiannual and annual reports to contract and policy owners that contain a full listing of portfolio holdings as of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. The series also disclose complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. The series' annual and semiannual reports are available on our website at www.phoenixwealthmanagement.com. Additionally, each series provides its top 10 holdings information on Phoenix's website as of the end of each quarter, generally within 10 business days of the end of the quarter. This information will be available on the website until full portfolio holdings information becomes publicly available as described above. The series also provide publicly-available portfolio holdings information directly to ratings agencies, the frequency and timing of which is determined under the terms of the contractual arrangements with such agencies.

OTHER DISCLOSURES

The HDC may authorize the disclosure of non-public portfolio holdings information under certain limited circumstances. The series' policies provide that non-public disclosures of a series's portfolio holdings may only be made if
(i) the series has a legitimate business purpose for making such disclosure, and
(ii) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information. The HDC will consider any actual or potential conflicts of interest between the issuing companies and their contact and policy owners and will act in the best interest of the owners with respect to any such disclosure of portfolio holdings information. If a potential conflict can be resolved in a manner that does not present detrimental effects to owners, the HDC may authorize release of portfolio holdings information. Conversely, if the potential conflict cannot be resolved in a manner that does not present detrimental effects to contract and policy owners, the HDC will not authorize such release.

ONGOING ARRANGEMENTS TO DISCLOSE PORTFOLIO HOLDINGS

As previously authorized by the Funds' Board of Trustees and/or the Fund's executive officers, the series periodically disclose non-public portfolio holdings on a confidential basis to various service providers that require such information in order to assist the series in their day-to-day operations, as well as public information to certain ratings organizations. In addition to the issuing companies, these entities are described in the following table. The table also includes information as to the timing of these entities receiving the portfolio holdings information from the Funds.

NON-PUBLIC HOLDINGS INFORMATION

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       TIMING OF RELEASE OF PORTFOLIO
    TYPE OF SERVICE PROVIDER                NAME OF SERVICE PROVIDER                        HOLDINGS INFORMATION
---------------------------------- --------------------------------------------- ---------------------------------------------------
                                   [diamond] Phoenix Investment Counsel, Inc.    Daily
Advisor                            [diamond] Phoenix Variable Advisors, Inc.
                                   [diamond] Duff & Phelps Investment
                                             Management Co.
---------------------------------- --------------------------------------------- ---------------------------------------------------
Distributor                        Phoenix Equity Planning Corporation           Daily
---------------------------------- --------------------------------------------- ---------------------------------------------------
                                   [diamond] JPMorgan Chase Bank
Custodian                          [diamond] Brown Brothers Harriman & Co.       Daily
                                   [diamond] State Street Bank and Trust
                                             Company
---------------------------------- --------------------------------------------- ---------------------------------------------------
Sub-Financial Agent                PFPC, Inc.                                    Daily
---------------------------------- --------------------------------------------- ---------------------------------------------------
                                                                                 [diamond] Annual Reporting Period:
                                                                                           within two business days of
Independent Registered Public      PricewaterhouseCoopers LLP                              end of reporting period
Accounting Firm                                                                  [diamond] Semiannual Reporting Period:
                                                                                           within 30 business days of
                                                                                           end of reporting period
---------------------------------- --------------------------------------------- ---------------------------------------------------
Typesetting Firm for Financial     GCom Solutions                                Monthly on first business day following month-end
Reports and Forms N-Q
---------------------------------- --------------------------------------------- ---------------------------------------------------
                                                                                 Annual and Semiannual Reporting Period:
Printer for Financial Reports      Allied Printing Services, Inc.                within 45 days after end of reporting period
---------------------------------- -------------------------------------------- ----------------------------------------------------
Proxy Voting Service               [diamond] Institutional Shareholder Services  Twice weekly on an ongoing basis
                                   [diamond] Proxy Light
---------------------------------- -------------------------------------------------------------------------------------------------


PUBLIC PORTFOLIO HOLDINGS INFORMATION
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            TIMING OF RELEASE OF PORTFOLIO
    TYPE OF SERVICE PROVIDER                NAME OF SERVICE PROVIDER                             HOLDINGS INFORMATION
---------------------------------- --------------------------------------------- ---------------------------------------------------
Rating Agencies                    Bloomberg, Lipper Inc. and                    Quarterly, 60 days after quarter-end
                                   Morningstar
---------------------------------- --------------------------------------------- ---------------------------------------------------

These service providers are required to keep all non-public information confidential and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the series.

There is no guarantee that the Fund's policies on use and dissemination of holdings information will protect the series from the potential misuse of holdings by individuals or firms in possession of such information.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the fund certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 10th day of February, 2005.

                                             THE PHOENIX EDGE SERIES FUND
Attest: /s/ Matthew A. Swendiman             By:
        ------------------------                  --------------------
          Matthew A. Swendiman                    Philip R. McLoughlin*
   Vice President, Chief Legal Officer                     President
         Counsel and Secretary


    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on this 10th day of February 2005.

                  SIGNATURE                               TITLE
                  ---------                               -----

                                                          Vice President,
                                                          Treasurer and
                                                          Principal Accounting
                                                          Officer
----------------------------------------------
              Nancy G. Curtiss*


                                                          Trustee
----------------------------------------------
              Frank M. Ellmer*


                                                          Trustee
----------------------------------------------
                John Fabian*


                                                          Trustee
----------------------------------------------
            Roger A. Gelfenbien*


                                                          Trustee
----------------------------------------------
              Eunice S. Groark*


                                                          Trustee
----------------------------------------------
             Frank E. Grzelecki*


                                                          Trustee
----------------------------------------------
               John R. Mallin*


                                                          Trustee, and President
----------------------------------------------
           Philip K. Polkinghorn*


                                                          Trustee and Chairman
----------------------------------------------            and President
            Philip R. McLoughlin*




By: /s/ Matthew A. Swendiman
   ------------------------
*Matthew A. Swendiman, pursuant to powers of attorney, on file with the Registrant.


                                      S-1